Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Foghorn Therapeutics Inc. 2020 Equity Incentive Plan - Common Stock, par value $0.0001 per share
Amount Registered | shares	2,266,293
Proposed Maximum Offering Price per Unit	4.98
Maximum Aggregate Offering Price	$ 11,286,139.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,558.62
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers such additional shares of Common Stock as may issued to prevent dilution from stock splits, stock dividends and similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Represents an increase to the number of shares available for issuance under the Registrants 2020 Equity Incentive Plan, effective as of January 1, 2026. Shares available for issuance under the 2020 Plan were previously registered on Form S-8 filed with the Securities and Exchange Commission on January 15, 2021 (Registration No. 333-252119), February 14, 2022 (Registration No. 333-262713), May 8, 2023 (Registration No. 333-271710), May 6, 2024 (Registration No.333-279128), and January 24, 2025 (Registration No. 333-284473). Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) based on the average of the high and low prices of the registrants Common Stock as reported on the Nasdaq Global Market on March 20, 2026, to be $5.14 and $4.82, respectively.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Foghorn Therapeutics Inc. 2020 Employee Stock Purchase Plan - Common Stock, par value $0.0001 per share
Amount Registered | shares	566,573
Proposed Maximum Offering Price per Unit	4.98
Maximum Aggregate Offering Price	$ 2,821,533.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 389.65
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers such additional shares of Common Stock as may issued to prevent dilution from stock splits, stock dividends and similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Represents an increase to the number of shares available for issuance under the Registrants 2020 Employee Stock Purchase Plan, effective as of January 1, 2026. Shares available for issuance under the ESPP were previously registered on Form S-8 filed with the Securities and Exchange Commission on January 15, 2021 (Registration No. 333-252119), February 14, 2022 (Registration No. 333-262713), May 8, 2023 (Registration No. 333-271710), May 6, 2024 (Registration No.333-279128), and January 24, 2025 (Registration No. 333-284473). Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) based on the average of the high and low prices of the registrants Common Stock as reported on the Nasdaq Global Market on March 20, 2026, to be $5.14 and $4.82, respectively.